Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
Becker Value Equity Fund | Becker Value Equity Fund | Retail Class
Risk/Return:
Trading Symbol	BVEFX
Becker Value Equity Fund | Becker Value Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BVEIX

Becker Value Equity Fund | Becker Value Equity Fund
Becker Value Equity Fund
Investment Objective
The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Becker Value Equity Fund	Retail Class	Institutional Class
Redemption Fees (as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Becker Value Equity Fund		Retail Class	Institutional Class
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		none	none
Other Expenses (including shareholder servicing plan fees of 0.25% for Retail Class)		0.54%	0.29%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.10%	0.85%
Fee Waiver/Expense Reimbursement		(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	[1][2]	0.94%	0.69%
[1]	Becker Capital Management, Inc., (the "Advisor") has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees, any indirect expenses, such as Acquired Fund Fees and Expenses; and extraordinary litigation expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.93% for the Retail Class and 0.68% for the Institutional Class of each classes' respective average daily net assets (the "Expense Caps"). The Expense Cap s will remain in effect through February 28, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.
[2]	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses for one year only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Becker Value Equity Fund (USD $)	1 year	3 years	5 years	10 years
Retail Class	96	317	574	1,311
Institutional Class	70	238	439	1,019

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.85% of the average value of its portfolio.

Principal Investment Strategies
The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values as determined by the Fund’s advisor, Becker Capital Management, Inc. (the “Advisor”).  The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals.  The Advisor typically invests in companies with sound fundamentals that the Advisor believes are selling at discounted valuations and have low price-to-earnings (“P/E”) ratios.  The Advisor primarily selects stocks of companies with market capitalizations exceeding $10 billion, although the Fund invests in securities of companies of any size or market capitalization that present opportunities for value.

The Fund strives to be fully invested at all times.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”).  The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”).  The Advisor may sell a security for a variety of reasons, including, without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

●
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.  The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

●
Value Investing Risk.  Value stocks may perform differently from the stock market as a whole, may be inexpensive for long periods of time, and may never realize their full economic value.  This may cause the Fund to at times underperform equity funds that use other investment strategies.

●
Management Risk.  If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.  The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results, and the Fund might underperform other comparable funds.

●
Small- and Mid-Cap Company Risk.   Stocks of small- and mid-cap companies may be riskier than stocks of larger companies, because many of these companies are young and have a limited track record.  Their securities may trade less frequently and in more limited volume than those of more mature companies.  As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks.  Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

●
Foreign Risk.  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  These risks are enhanced in emerging markets which are generally more volatile and less liquid.

●
REIT Risk.  REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

●
ETF Trading Risk.  If the Fund invests in ETFs, it is subject to additional risks that do not apply to other mutual funds that do not invest in ETFs, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.  If the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in ETFs.

Performance
The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares.  The table below shows how the Fund’s average annual total returns compare over time to those of a value-style broad-based securities market index and secondary index provided to offer a broader market perspective.  This information provides some indication of the risks of investing in the Fund.  Past performance information is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.beckervaluefunds.com.

Effective at the close of business on August 24, 2012, the Becker Value Equity Fund, a series of Unified Series Trust (“Predecessor Fund”), a series of Unified Series Trust, reorganized into the Fund, a series of Professionally Managed Portfolios.  Performance information shown prior to August 24, 2012 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Retail Class Annual Total Return (years ended December 31)*

Best Quarter:	2nd Quarter, 2009, 17.05%
Worst Quarter:	4th Quarter, 2008, -21.87%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Becker Value Equity Fund	Average Annual Returns 1 Year	Average Annual Returns 5 Years	Since Inception	Inception Date
Retail Class	15.66%	2.60%	6.75%	Nov 3, 2003
Institutional Class	15.95%	2.85%	7.02%	Sep 2, 2011
After Taxes on Distributions Retail Class	15.43%	2.21%	6.12%
After Taxes on Distributions and Sales Retail Class	10.49%	1.99%	5.64%
Russell 1000 Value Index	17.51%	0.59%	5.78%	Nov 3, 2003
S&P 500 Index	16.00%	1.66%	5.45%	Nov 3, 2003

Retail Class shares commenced operations on November 3, 2003.  Institutional Class shares commenced operations on September 2, 2011.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Predecessor Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Becker Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.85%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses for one year only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values as determined by the Fund’s advisor, Becker Capital Management, Inc. (the “Advisor”).  The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals.  The Advisor typically invests in companies with sound fundamentals that the Advisor believes are selling at discounted valuations and have low price-to-earnings (“P/E”) ratios.  The Advisor primarily selects stocks of companies with market capitalizations exceeding $10 billion, although the Fund invests in securities of companies of any size or market capitalization that present opportunities for value.

The Fund strives to be fully invested at all times.  Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”).  The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”).  The Advisor may sell a security for a variety of reasons, including, without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

●
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.  The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

●
Value Investing Risk.  Value stocks may perform differently from the stock market as a whole, may be inexpensive for long periods of time, and may never realize their full economic value.  This may cause the Fund to at times underperform equity funds that use other investment strategies.

●
Management Risk.  If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.  The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results, and the Fund might underperform other comparable funds.

●
Small- and Mid-Cap Company Risk.   Stocks of small- and mid-cap companies may be riskier than stocks of larger companies, because many of these companies are young and have a limited track record.  Their securities may trade less frequently and in more limited volume than those of more mature companies.  As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks.  Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

●
Foreign Risk.  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  These risks are enhanced in emerging markets which are generally more volatile and less liquid.

●
REIT Risk.  REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

●
ETF Trading Risk.  If the Fund invests in ETFs, it is subject to additional risks that do not apply to other mutual funds that do not invest in ETFs, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.  If the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in ETFs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares.  The table below shows how the Fund’s average annual total returns compare over time to those of a value-style broad-based securities market index and secondary index provided to offer a broader market perspective.  This information provides some indication of the risks of investing in the Fund.  Past performance information is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.beckervaluefunds.com.

Effective at the close of business on August 24, 2012, the Becker Value Equity Fund, a series of Unified Series Trust (“Predecessor Fund”), a series of Unified Series Trust, reorganized into the Fund, a series of Professionally Managed Portfolios.  Performance information shown prior to August 24, 2012 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year-to-year as represented by the performance of the Retail Class shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.beckervaluefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance information is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Retail Class Annual Total Return (years ended December 31)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter, 2009, 17.05%
Worst Quarter:	4th Quarter, 2008, -21.87%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses and taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Retail Class shares commenced operations on November 3, 2003.  Institutional Class shares commenced operations on September 2, 2011.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Predecessor Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns 1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns 5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns 5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder servicing plan fees of 0.25% for Retail Class)	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,311
Annual Return 2004	rr_AnnualReturn2004	14.67%
Annual Return 2005	rr_AnnualReturn2005	9.24%
Annual Return 2006	rr_AnnualReturn2006	15.78%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(30.53%)
Annual Return 2009	rr_AnnualReturn2009	26.92%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2011	rr_AnnualReturn2011	(0.65%)
Annual Return 2012	rr_AnnualReturn2012	15.66%
Average Annual Returns 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns 5 Years	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns 1 Year	rr_AverageAnnualReturnYear01	15.43%
Average Annual Returns 5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns 1 Year	rr_AverageAnnualReturnYear01	10.49%
Average Annual Returns 5 Years	rr_AverageAnnualReturnYear05	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder servicing plan fees of 0.25% for Retail Class)	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,019
Average Annual Returns 1 Year	rr_AverageAnnualReturnYear01	15.95%
Average Annual Returns 5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 2011

[1]	Becker Capital Management, Inc., (the "Advisor") has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any 12b-1 fees, any indirect expenses, such as Acquired Fund Fees and Expenses; and extraordinary litigation expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.93% for the Retail Class and 0.68% for the Institutional Class of each classes' respective average daily net assets (the "Expense Caps"). The Expense Cap s will remain in effect through February 28, 2014. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.
[2]	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived/Recouped and Expenses Absorbed provided in the Financial Highlights Section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013